Segment Information - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure of operating segments [line items]
Revenue	¥ 19,133,575	$ 2,667,146	¥ 18,046,349	¥ 16,030,636
Customers one [member]
Disclosure of operating segments [line items]
Revenue	3,100,000	431,200	2,300,000	2,300,000
Customers two [member]
Disclosure of operating segments [line items]
Revenue	¥ 2,100,000	$ 295,600	¥ 2,000,000	¥ 2,300,000